TRADE PAYABLES AND OTHER (Details) - CAD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019	Jan. 01, 2019
Subclassifications of assets, liabilities and equities [abstract]
Trade payables	$ 434	$ 717
Other payables & accrued liabilities	346	288
Total trade payables and other	$ 780	$ 1,005	$ 796